Commodity risk management contracts	12 Months Ended
Dec. 31, 2022
Commodity risk management contracts
Commodity risk management contracts

Note 8     Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties.

The Group’s derivatives that hedge cash flows from the sales of crude oil for periods through December 31, 2022 are accounted for as non-hedge derivatives and therefore all changes in the fair values of these derivative contracts are recognized immediately as gains or losses in the results of the periods in which they occur.

The Group’s derivatives that hedge cash flows from the sales of crude oil for periods from January 1, 2023 onwards are designated and qualify as cash flow hedges. The effective portion of changes in the fair values of these derivative contracts are recognized in Other Reserve within Equity. The gain or loss relating to the ineffective portion, if any, is recognized immediately as gains or losses in the results of the periods in which they occur. The amount accumulated in Other Reserves is reclassified to profit or loss as a reclassification adjustment in the same period or periods during which the hedged cash flows affect profit or loss.

The following table presents the Group’s production hedged during the year ended December 31, 2022 and for the following periods as a consequence of the derivative contracts in force as of December 31, 2022:

Period	Reference	Type	Volume bbl/d	Weighted average price US$/bbl
ACCOUNTED FOR AS NON-HEDGE DERIVATIVES
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	14,500	49.10 Put 74.81 Call
April 1, 2022 - June 30, 2022	ICE BRENT	Zero Premium Collars	12,500	53.35 Put 79.38 Call
July 1, 2022 - September 30, 2022	ICE BRENT	Zero Premium Collars	13,000	58.63 Put 86.50 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	12,000	60.63 Put 92.55 Call
ACCOUNTED FOR AS CASH FLOW HEDGES
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	9,500	66.05 Put 112.59 Call
April 1, 2023 - June 30, 2023	ICE BRENT	Zero Premium Collars	8,500	69.12 Put 113.13 Call
July 1, 2023 - September 30, 2023	ICE BRENT	Zero Premium Collars	2,000	70.00 Put 101.13 Call

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2022	2021	2020
Realized (loss) gain on commodity risk management contracts	(83,244)	(109,654)	21,059
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
	(70,221)	(109,191)	8,081